CAPITAL AND RESERVES - Summary of Other Reserves (Details) - EUR (€)				12 Months Ended
		Mar. 24, 2021	Oct. 12, 2020	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance				€ 320,311,000		€ 199,245,000	€ 49,956,000
Other currency translations				28,970,000		(7,757,000)	4,894,000
Share-based expense				4,387,000		24,747,000
Sale of treasury shares				1,301,000
Reduction of share capital				0
Exercise of warrants into shares				188,013,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival				0
Fair value of shares issued		€ 1,346,908,781		1,346,909,000
Purchased own shares				(1,017,000)
Ending balance				1,083,019,000		320,311,000	199,245,000
Other reserves
Disclosure of classes of share capital [line items]
Beginning balance	[1]			51,425,000		7,035,000	2,141,000
Other currency translations				28,970,000		(7,757,000)
Share-based expense	[1]			4,387,000		24,747,000
Sale of treasury shares			€ 42,585,408	1,301,000	[1]	42,585,000
Difference between fair value and nominal value of shares held by the Trust						(15,185,000)
Reduction of share capital	[1]			30,000
Exercise of warrants into shares	[1]			69,239,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival	[1]			(3,702,874,000)
Fair value of shares issued		€ 737,264,000		737,264,000	[1]
Purchased own shares	[1]			(1,017,000)
Ending balance	[1]			(2,811,275,000)		51,425,000	7,035,000
Foreign currency translation
Disclosure of classes of share capital [line items]
Beginning balance				(722,000)		7,035,000
Other currency translations				28,970,000		(7,757,000)
Ending balance				28,248,000		(722,000)	7,035,000
Share based payments
Disclosure of classes of share capital [line items]
Beginning balance				24,747,000		0
Share-based expense				4,387,000		24,747,000
Sale of treasury shares				1,301,000
Ending balance				30,435,000		24,747,000	0
RSPs
Disclosure of classes of share capital [line items]
Beginning balance				27,400,000		0
Sale of treasury shares						42,585,000
Difference between fair value and nominal value of shares held by the Trust						(15,185,000)
Purchased own shares				(1,017,000)
Ending balance				26,383,000		27,400,000	0
Equity reserves
Disclosure of classes of share capital [line items]
Beginning balance				0		0
Reduction of share capital				30,000
Exercise of warrants into shares				69,239,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival				(3,702,874,000)
Fair value of shares issued				737,264,000
Ending balance				€ (2,896,341,000)		€ 0	€ 0

[1]	Other reserves comprise of foreign currency translation, share base payments reserves relating to Arrival Share Option Plan 2020 (“SOP”), Restricted Share Plan (“RSP”) and Restricted Stock Unit (“RSU”) and equity reserves which are not distributable (see note 13B).